Financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets measured at fair value	$ 475,429,395	$ 334,498,071
Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	469,839,372	325,770,846
Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	5,590,023	8,727,225
Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	49,664,952	16,957,907
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	49,664,952	16,957,907
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	243,001,397	296,242,146
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	243,001,397	296,242,146
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	7,359,492	1,551,091
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	7,359,492	1,551,091
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	5,590,023	8,727,225
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	5,590,023	8,727,225
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	169,813,531	11,019,702
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	169,813,531	11,019,702
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value